GENX MOBILE INC Schedule of Cash and Contingent Consideration (Details) - USD ($) $ in Thousands	Dec. 07, 2017	Aug. 03, 2016
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 97,501
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 7,752
Business Combination, Contingent Consideration, Liability		1,375
Business Combination, Consideration Transferred		$ 9,127